Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Accounts Receivable Net [Abstract]
Accounts Receivable, Net

5.  Accounts Receivable, Net

The following table sets out the balance of accounts receivable as of December 31, 2018 and 2019 (in thousands):

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Accounts receivable, gross	562,797	757,158	108,759
Allowance for doubtful accounts	(78,684)	(118,886)	(17,077)
Accounts receivable, net	484,113	638,272	91,682

The following table presents the movement of the allowance for doubtful accounts (in thousands):

	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Balance as of January 1,	91,348	65,454	78,684	11,302
Additional provision/(reversal) charged to bad debt expenses, net	(9,137)	22,473	43,932	6,311
Write-off of bad debt provision	(16,757)	(9,243)	(3,730)	(536)
Balance as of December 31,	65,454	78,684	118,886	17,077

The reversal of RMB9.1 million bad debt expenses in 2017 were mainly caused by the collection of previously fully-reserved receivables of RMB25.4 million, and partially offset by the addition of new bad debt provision of RMB16.3 million.